Note 4 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 4 - Property and Equipment

NOTE 4–PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation, consisted of the following:

	September 30, 2016	December 31, 2015
Furniture, fixtures, and equipment	$-	$8,403
Software	221,000	-
Less: accumulated depreciation	(12,412)	(3,225)
Fixed assets, net	$208,588	$5,178

During the nine months ended September 30, 2016, we disposed of $8,403 of office furniture we were no longer using, resulting in a loss on disposal of $3,766.

Depreciation Expense

Depreciation expense for the nine months ended September 30, 2016 and 2015, was $13,824 and $2,103, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at December 31:

	2015	2014
Furniture, fixtures, and equipment	$8,403	$8,403
Less: accumulated depreciation	(3,225)	(416)
Fixed assets, net	$5,178	$7,987

Depreciation Expense

Depreciation expense for the years ended December 31, 2015 and 2014, was $2,810 and $416, respectively.